Fixed Assets and Asset Retirement Obligations (Schedule of Fixed Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	$ 5,440,858	$ 5,601,015
Less: Accumulated depreciation	(1,023,825)	(734,986)
Net fixed assets	4,417,033	4,866,029
Crude oil pipelines and natural gas pipelines and related assets
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	2,918,285	3,028,657
Onshore facilities, machinery, and equipment
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	639,023	692,364
Onshore facilities, machinery, and equipment | Alkali Business
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	533,924	497,601
Transportation equipment
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	20,102	21,483
Marine vessels
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	951,597	918,953
Land, buildings and improvements
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	222,242	223,186
Office equipment, furniture and fixtures
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	20,505	18,112
Construction in progress
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	94,025	151,768
Other
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	$ 41,155	$ 48,891